Intangible Assets (Details) - Schedule of intangible assets accumulated cost and amortization - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Cost
Beginning balance		$ 5,023	$ 4,024
Additions		1,561	999
Transfers
Ending balance		6,584	5,023
Amortization [Member]
Cost
Beginning balance		1,137	1,088
Additions		737	49
Ending balance		1,874	1,137
Net carrying amount		4,710	3,886
Computer software licenses [Member] | Cost [Member]
Cost
Beginning balance		1,191	1,184
Additions		1,423	7
Transfers		3,970
Ending balance		6,584	1,191
Computer software licenses [Member] | Amortization [Member]
Cost
Beginning balance		1,137	1,088
Additions		737	49
Ending balance		1,874	1,137
Net carrying amount		4,710	54
Work in progress [Member] | Cost [Member]
Cost
Beginning balance	[1]	3,832	2,840
Additions	[1]	138	992
Transfers	[1]	(3,970)
Ending balance	[1]		3,832
Work in progress [Member] | Amortization [Member]
Cost
Beginning balance	[1]
Additions	[1]
Ending balance	[1]
Net carrying amount	[1]		$ 3,832

[1]	Effective 1 April 2020, the Group has fully implemented a new core insurance system and transferred the work in progress amount to the software and licenses account within intangible assets.